Expense Example, No Redemption - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Macro Opportunities Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Macro Opportunities Fund - Class M
Expense Example, No Redemption:
1 Year	$ 482
3 Years	777
5 Years	1,097
10 Years	2,003
Fidelity Advisor Macro Opportunities Fund - Class C
Expense Example, No Redemption:
1 Year	187
3 Years	596
5 Years	1,035
10 Years	2,059
Fidelity Advisor Macro Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	86
3 Years	286
5 Years	507
10 Years	1,142
Fidelity Advisor Macro Opportunities Fund - Class Z
Expense Example, No Redemption:
1 Year	81
3 Years	270
5 Years	480
10 Years	1,084
Fidelity Advisor Macro Opportunities Fund - Class A
Expense Example, No Redemption:
1 Year	680
3 Years	919
5 Years	1,179
10 Years	$ 1,924